UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/07

Check here if Amendment (   ); Amendment Number: __________
This Amendment(check only one):(    ) is a restatement.
                               (    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Dynamis Advisors, LLC
Address:  310 Fourth Street NE, Suite 101
          Charlottesville, VA  22902

Form 13F File Number:  028-11559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Bocock
Title:         Member
Phone:         (434) 220-0234

Signature, Place, and Date of Signing:

s/ John H. Bocock    Richmond, VA   November 1, 2007
(Signature)              (City, State)  (Date)


Report Type (Check only one.):

( X )	13F HOLDINGS REPORT.(Check here if all holdings of this
 	reporting manager are reported in this report.)

(   )	13F NOTICE.  (Check here if no holdings reported are
	in this report, and all holdings are reported by other reporting manager(s).)

(   ) 	13F COMBINATION REPORT.  (Check here if a portion of
	the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

	Form 13F File Number	Name

28-_________________	__________________________
(Repeat as necessary.)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	  0

Form 13F Information Table Entry Total:	  26

Form 13F Information Table Value Total:	 $346,228
                                        (thousands)

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state NONE and omit the column headings and list entries.)

	No.		Form 13F File Number	Name

	____		28-______________		       ____

	(Repeat as necessary.)


                                                                  FORM 13F INFORMATION TABLE

							Value	Shares or  Sh/	Put/  Invstmt	Other	Voting Authority
Name of Issuer		Title of Class	  Cusip		(x1000)	Prn Amt	   Prn	Call  Dscretn  Managers Sole    Shared	None

ADA ES INC			COM	  005208103	 6,042	  486,831  SH	       Sole		486,831	   0	0
BPZ ENERGY INC			COM	  055639108	 5,592	  716,966  SH	       Sole		716,966	   0	0
BIRCH MOUNTAIN RESOURCES LTD	COM	  09066X109	 1,147	  764,500  SH	       Sole		764,500	   0	0
CARRIZO OIL & GAS INC		COM	  144577103	 8,420	  187,687  SH	       Sole		187,687	   0	0
CANO PETE INC			COM	  137801106	 8,508	1,146,691  SH	       Sole	      1,146,691	   0	0
CHESAPEAKE ENERGY CORP		COM	  165167107	25,186	  714,302  SH	       Sole	        714,302	   0	0
DENISON MINES CORP		COM	  248356107	 1,068	   95,195  SH	       Sole		 95,195	   0	0
ENVIRONMENTAL POWER CORP	COM NEW	  29406L201	 2,865	  540,546  SH	       Sole		540,546	   0	0
EVERGREEN ENERGY INC		COM	  30024B104	 1,793	  351,586  SH	       Sole		351,586	   0	0
GULF ISLAND FABRICATION INC	COM	  402307102	 1,920	   50,000  SH	       Sole		 50,000	   0	0
GASTAR EXPLORATION LTD		COM	  367299104	 1,095	  750,000  SH	       Sole		750,000	   0	0
KODIAK OIL & GAS CORP		COM	  50015Q100	 1,504	  455,898  SH	       Sole		455,898	   0	0
MCDERMOTT INTERNATIONAL INC	COM	  580037109	97,341	1,799,944  SH	       Sole	      1,799,944	   0	0
NATIONAL-OILWELL VARCO INC	COM	  637071101	16,259	  112,520  SH	       Sole		112,520	   0	0
NOBLE DRILLING CORP		SHS	  G65422100	22,701	  462,820  SH	       Sole		462,820	   0	0
QUICKSILVER RESOURCES INC	COM	  74837R104	10,743	  228,330  SH	       Sole		228,330	   0	0
PEABODY ENERGY CORP		COM	  704549104	 1,197	   25,000  SH	       Sole		 25,000	   0	0
POGO PRODUCING CO		COM	  730448107	 1,062	   20,000  SH	       Sole		 20,000	   0	0
RANGE RES CORP			COM	  75281A109	 7,621	  187,431  SH	       Sole		187,431	   0	0
SUPERIOR ENERGY SVCS INC	COM	  868157108	 5,500	  155,204  SH	       Sole		155,204	   0	0
SOUTHWESTERN ENERGY CO		COM	  845467109	17,369	  415,020  SH	       Sole		415,020	   0	0
TRANSOCEAN INC			ORD	  G90078109	17,160	  151,791  SH	       Sole		151,791	   0	0
TXCO RESOURCES INC		COM	  87311M102	 6,203	  692,245  SH	       Sole		692,245	   0	0
ULTRA PETROLEUM CORP		COM	  903914109	47,008	  757,711  SH	       Sole		757,711	   0	0
U S ENERGY CORP WYO		COM	  911805109	 1,574	  357,000  SH	       Sole		357,000	   0	0
WEATHERFORD INTERNATIONAL INC	COM	  G95089101	29,350	  436,890  SH	       Sole		436,890	   0	0
